Share-based Payments (Details 3) ¥ / shares in Units, ¥ in Thousands	12 Months Ended							24 Months Ended
	Dec. 31, 2015 CNY (¥) $ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 $ / shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares	Dec. 31, 2012 $ / shares	Dec. 31, 2015 CNY (¥) shares
Share-based Payments
Granted (in shares)		0		0		450,569
Fair value on grant date (in dollars per share) | $ / shares					$ 8.88
Non-vested shares
Share-based Payments
Non-vested ordinary shares granted to executive officers, employees, members of Audit Committee and consultants (in shares)		951,684		1,932,680
ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsNonvestedRollForward
Outstanding at the beginning of the period		2,448,779		1,749,035				1,749,035
Granted		951,684		1,932,680
Vested		(1,100,619)		(988,723)
Forfeited		(205,135)		(244,213)
Outstanding at the end of the period		2,094,709		2,448,779		1,749,035		2,094,709
2012 Plan | Non-vested shares
Share-based Payments
Non-vested ordinary shares granted to executive officers, employees, members of Audit Committee and consultants (in shares)		951,684		1,932,680		1,483,600
Vesting period		4 years
Vesting percentage on first anniversary from grant date		0.25%
Percentage of awards vesting on a monthly basis, ending on the fourth anniversary of the grant date		0.75%
Period over which remaining three-fourth shares will vest on a monthly basis		3 years
Aggregate fair value of the restricted shares at grant dates | ¥		¥ 657,794		¥ 900,361		¥ 131,391
Unrecognized compensation cost related to non-vested shares | ¥	¥ 913,996	¥ 913,996						¥ 913,996
Weighted-average vesting period over which unrecognized compensation cost is to be recognized		2 years 11 months 19 days
Weighted average granted fair value per share of non-vested shares granted during the year (in dollars per share) | (per share)	¥ 109.00	¥ 706.08	$ 63.31	¥ 392.81	$ 13.15	¥ 79.61	$ 13.15
ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsNonvestedRollForward
Granted		951,684		1,932,680		1,483,600
2012 Plan | Non-vested shares | June 1, 2012
Share-based Payments
Granted (in shares)		367,500
Fair value on grant date (in dollars per share) | $ / shares	2.76
2012 Plan | Non-vested shares | September 30, 2012
Share-based Payments
Granted (in shares)		340,000
Fair value on grant date (in dollars per share) | $ / shares	3.75
2012 Plan | Non-vested shares | October 1, 2012
Share-based Payments
Granted (in shares)		34,000
Fair value on grant date (in dollars per share) | $ / shares	3.70
2012 Plan | Non-vested shares | January 1, 2013
Share-based Payments
Granted (in shares)		546,000
Fair value on grant date (in dollars per share) | $ / shares	8.92
2012 Plan | Non-vested shares | January 1, 2013
Share-based Payments
Granted (in shares)		15,000
Fair value on grant date (in dollars per share) | $ / shares	8.92
2012 Plan | Non-vested shares | March 22, 2013
Share-based Payments
Granted (in shares)		10,000
Fair value on grant date (in dollars per share) | $ / shares	14.31
2012 Plan | Non-vested shares | April 1, 2013
Share-based Payments
Granted (in shares)		471,000
Fair value on grant date (in dollars per share) | $ / shares	14.93
2012 Plan | Non-vested shares | April 1, 2013
Share-based Payments
Granted (in shares)		5,000
Fair value on grant date (in dollars per share) | $ / shares	14.93
2012 Plan | Non-vested shares | April 1, 2013
Share-based Payments
Granted (in shares)		25,000
Fair value on grant date (in dollars per share) | $ / shares	14.93
2012 Plan | Non-vested shares | September 30, 2013
Share-based Payments
Granted (in shares)		407,000
Fair value on grant date (in dollars per share) | $ / shares	21.21
2012 Plan | Non-vested shares | September 30, 2013
Share-based Payments
Granted (in shares)		4,600
Fair value on grant date (in dollars per share) | $ / shares	21.21
2012 Plan | Non-vested shares | January 1, 2014
Share-based Payments
Granted (in shares)		200,000
Fair value on grant date (in dollars per share) | $ / shares	41.84
2012 Plan | Non-vested shares | January 1, 2014
Share-based Payments
Granted (in shares)		360,000
Fair value on grant date (in dollars per share) | $ / shares	41.84
2012 Plan | Non-vested shares | January 1, 2014
Share-based Payments
Granted (in shares)		120,000
Fair value on grant date (in dollars per share) | $ / shares	41.84
2012 Plan | Non-vested shares | January 20, 2014
Share-based Payments
Granted (in shares)		338,100
Fair value on grant date (in dollars per share) | $ / shares	50.02
2012 Plan | Non-vested shares | March 1, 2014
Share-based Payments
Granted (in shares)		175,340
Fair value on grant date (in dollars per share) | $ / shares	65.66
2012 Plan | Non-vested shares | March 1, 2014
Share-based Payments
Granted (in shares)		62,690
Fair value on grant date (in dollars per share) | $ / shares	65.66
2012 Plan | Non-vested shares | April 1, 2014
Share-based Payments
Granted (in shares)		117,500
Fair value on grant date (in dollars per share) | $ / shares	79.83
2012 Plan | Non-vested shares | April 1, 2014
Share-based Payments
Granted (in shares)		66,000
Fair value on grant date (in dollars per share) | $ / shares	79.83
2012 Plan | Non-vested shares | May 1, 2014
Share-based Payments
Granted (in shares)		101,000
Fair value on grant date (in dollars per share) | $ / shares	74.28
2012 Plan | Non-vested shares | June 1, 2014
Share-based Payments
Granted (in shares)		53,700
Fair value on grant date (in dollars per share) | $ / shares	81.33
2012 Plan | Non-vested shares | July 1, 2014
Share-based Payments
Granted (in shares)		85,600
Fair value on grant date (in dollars per share) | $ / shares	97.80
2012 Plan | Non-vested shares | August 1, 2014
Share-based Payments
Granted (in shares)		50,800
Fair value on grant date (in dollars per share) | $ / shares	103.97
2012 Plan | Non-vested shares | September 1, 2014
Share-based Payments
Granted (in shares)		9,600
Fair value on grant date (in dollars per share) | $ / shares	98.32
2012 Plan | Non-vested shares | October 1, 2014
Share-based Payments
Granted (in shares)		91,000
Fair value on grant date (in dollars per share) | $ / shares	91.69
2012 Plan | Non-vested shares | November 1, 2014
Share-based Payments
Granted (in shares)		67,000
Fair value on grant date (in dollars per share) | $ / shares	114.65
2012 Plan | Non-vested shares | December 1, 2014
Share-based Payments
Granted (in shares)		34,350
Fair value on grant date (in dollars per share) | $ / shares	114.30
2012 Plan | Non-vested shares | January 1, 2015
Share-based Payments
Granted (in shares)		31,350
Fair value on grant date (in dollars per share) | $ / shares	97.70
2012 Plan | Non-vested shares | February 1, 2015
Share-based Payments
Granted (in shares)		29,070
Fair value on grant date (in dollars per share) | $ / shares	111.95
2012 Plan | Non-vested shares | March 1, 2015
Share-based Payments
Granted (in shares)		220,970
Fair value on grant date (in dollars per share) | $ / shares	122.25
2012 Plan | Non-vested shares | April 1, 2015
Share-based Payments
Granted (in shares)		35,342
Fair value on grant date (in dollars per share) | $ / shares	146.55
2012 Plan | Non-vested shares | May 1, 2015
Share-based Payments
Granted (in shares)		32,080
Fair value on grant date (in dollars per share) | $ / shares	139.85
2012 Plan | Non-vested shares | June 1, 2015
Share-based Payments
Granted (in shares)		18,696
Fair value on grant date (in dollars per share) | $ / shares	121.50
2012 Plan | Non-vested shares | July 1, 2015
Share-based Payments
Granted (in shares)		40,500
Fair value on grant date (in dollars per share) | $ / shares	110.95
2012 Plan | Non-vested shares | August 1, 2015
Share-based Payments
Granted (in shares)		50,689
Fair value on grant date (in dollars per share) | $ / shares	100.05
2012 Plan | Non-vested shares | September 1, 2015
Share-based Payments
Granted (in shares)		24,250
Fair value on grant date (in dollars per share) | $ / shares	86.65
2012 Plan | Non-vested shares | October 1, 2015
Share-based Payments
Granted (in shares)		34,188
Fair value on grant date (in dollars per share) | $ / shares	84.55
2012 Plan | Non-vested shares | November 1, 2015
Share-based Payments
Granted (in shares)		387,549
Fair value on grant date (in dollars per share) | $ / shares	103.45
2012 Plan | Non-vested shares | December 1, 2015
Share-based Payments
Granted (in shares)		47,000
Fair value on grant date (in dollars per share) | $ / shares	¥ 81.20
2012 Plan | Non-vested shares | Key management
Share-based Payments
Forfeiture rate (as a percent)						0.00%		0.00%
2012 Plan | Non-vested shares | Employees
Share-based Payments
Forfeiture rate (as a percent)						12.00%		13.00%